UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         898 N. Broadway, Suite 2
                                         Massapequa, NY 11758

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7676

 DATE OF FISCAL YEAR END:                November 30

 DATE OF REPORTING PERIOD:               07/01/2020 to 06/30/2021


Aware Ultra-Short Duration Enhanced Income ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust

By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President/Principal Executive Officer
Date                 8/27/2021